Financial Instruments (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($) MW	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2020 USD ($) MW	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Risk management assets	$ 171		$ 166
Decrease in base fair value	14
Decrease in sensitivity values	$ 1
Fixed-price contracts | Minimum
Disclosure of detailed information about financial instruments [line items]
Long-term fixed price power sale contract, delivery volume | MW	300			300
Fixed-price contracts | Maximum
Disclosure of detailed information about financial instruments [line items]
Long-term fixed price power sale contract, delivery volume | MW	380			380
Structured products – Eastern US | Minimum
Disclosure of detailed information about financial instruments [line items]
Basis relationship, percent			91.00%
Non-standard shape factors, percent			63.00%
Sensitivity analysis in derivative, basis relationship, percent			4.00%
Sensitivity analysis in derivative, non-standard shape factors, percent			4.00%
Structured products – Eastern US | Maximum
Disclosure of detailed information about financial instruments [line items]
Basis relationship, percent			112.00%
Non-standard shape factors, percent			116.00%
Sensitivity analysis in derivative, basis relationship, percent			6.00%
Sensitivity analysis in derivative, non-standard shape factors, percent			10.00%
Long-term contracts | US | Fixed-price contracts | Minimum
Disclosure of detailed information about financial instruments [line items]
Forward power price ranges per MWh				$ 24	$ 20
Long-term contracts | US | Fixed-price contracts | Maximum
Disclosure of detailed information about financial instruments [line items]
Forward power price ranges per MWh				32	28
Level III | Long-term contracts | Fixed-price contracts
Disclosure of detailed information about financial instruments [line items]
Forward power price ranges per MWh					1
Increase (decrease) in derivative forward power prices, reasonable possible		$ (1)
Level III | Long-term contracts | Fixed-price contracts | Maximum
Disclosure of detailed information about financial instruments [line items]
Forward power price ranges per MWh				11	9
Level III | Long-term contracts | Forward contract
Disclosure of detailed information about financial instruments [line items]
Forward power price ranges per MWh					6
Increase (decrease) in derivative forward power prices, reasonable possible		$ (6)
Level III | Long-term contracts | Forward contract | Minimum
Disclosure of detailed information about financial instruments [line items]
Forward power price ranges per MWh				35	38
Level III | Long-term contracts | Forward contract | Maximum
Disclosure of detailed information about financial instruments [line items]
Forward power price ranges per MWh				$ 52	$ 60
Recurring fair value measurement | Level I
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ (13)		$ (3)
Recurring fair value measurement | Level III
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 582		$ 686			$ 695